Annual Total Returns- Federated Hermes Government Money Fund II (Service Shares) [BarChart] - Service Shares - Federated Hermes Government Money Fund II - S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	none	0.31%	1.25%	1.64%	0.20%